Intangible Assets And Goodwill - Summary of Continuity of Intangible Assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Disclosure Of Intangible Assets [Line Items]
Beginning balance	$ 162,263	$ 31,861
Ending balance	101,526	162,263
Internally Generated Intangibles in Process
Disclosure Of Intangible Assets [Line Items]
Additions	326
Ending balance	326
Cost
Disclosure Of Intangible Assets [Line Items]
Beginning balance	164,648	32,054
Additions	2,089	141
Additions from acquisitions	3,232	131,805
Disposals/ adjustments	(55,651)	632
Exchange differences	44	16
Ending balance	114,362	164,648
Cost | Health Canada Licenses
Disclosure Of Intangible Assets [Line Items]
Beginning balance	92,200	4,000
Additions from acquisitions		88,200
Disposals/ adjustments	(27,600)
Ending balance	64,600	92,200
Cost | Distribution Channel
Disclosure Of Intangible Assets [Line Items]
Beginning balance	38,900
Additions from acquisitions		38,900
Ending balance	38,900	38,900
Cost | Product Rights
Disclosure Of Intangible Assets [Line Items]
Beginning balance	28,000	28,000
Disposals/ adjustments	(28,000)
Ending balance		28,000
Cost | Brand
Disclosure Of Intangible Assets [Line Items]
Beginning balance	3,410
Additions from acquisitions	2,632	3,410
Ending balance	6,042	3,410
Cost | Import License
Disclosure Of Intangible Assets [Line Items]
Beginning balance	795
Additions from acquisitions		779
Exchange differences	46	16
Ending balance	841	795
Cost | Software
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,197
Additions	117	49
Additions from acquisitions		516
Disposals/ adjustments	143	632
Exchange differences	(2)
Ending balance	1,455	1,197
Cost | Domain Name
Disclosure Of Intangible Assets [Line Items]
Beginning balance	54	54
Ending balance	54	54
Cost | Intangibles in Process
Disclosure Of Intangible Assets [Line Items]
Beginning balance	92
Additions	1,646	92
Additions from acquisitions	600
Disposals/ adjustments	(194)
Ending balance	2,144	92
Accumulated Amortization
Disclosure Of Intangible Assets [Line Items]
Beginning balance	2,385	193
Amortization	11,761	1,918
Disposals/ adjustments	(1,318)	274
Exchange differences	8
Ending balance	12,836	2,385
Accumulated Amortization | Health Canada Licenses
Disclosure Of Intangible Assets [Line Items]
Beginning balance	985	166
Amortization	2,957	819
Disposals/ adjustments	(1,318)
Ending balance	2,624	985
Accumulated Amortization | Distribution Channel
Disclosure Of Intangible Assets [Line Items]
Beginning balance	1,000
Amortization	8,077	1,000
Ending balance	9,077	1,000
Accumulated Amortization | Import License
Disclosure Of Intangible Assets [Line Items]
Beginning balance	57
Amortization	155	57
Exchange differences	7
Ending balance	219	57
Accumulated Amortization | Software
Disclosure Of Intangible Assets [Line Items]
Beginning balance	305
Amortization	557	31
Disposals/ adjustments		274
Exchange differences	1
Ending balance	863	305
Accumulated Amortization | Domain Name
Disclosure Of Intangible Assets [Line Items]
Beginning balance	38	27
Amortization	15	11
Ending balance	$ 53	$ 38